Critical Accounting Estimates And Judgments - Summary of Sensitivity Analysis Based on 10% Increase/Decrease in Assumptions of Gross Margin, Discount Rate, Terminal Growth Rate (Detail)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Goodwill [member] | Engineering and Construction [member]
Disclosure Of Sensitivity Analysis [line items]
Effect of ten percent decrease in assumptions of gross margin on percentage of recoverable amount, percent	(25.54%)	0.51%
Effect of ten percent decrease in assumptions of discount rate on percentage of recoverable amount, percent	(4.30%)	39.19%
Effect of ten percent decrease in assumptions of terminal growth rate on percentage of recoverable amount, percent	(16.31%)	18.48%
Effect of ten percent increase in assumptions of gross margin on percentage of recoverable amount, percent	(4.25%)	41.12%
Effect of ten percent increase in assumptions of discount rate on percentage of recoverable amount, percent	(23.09%)	6.65%
Effect of ten percent increase in assumptions of terminal growth rate on percentage of recoverable amount, percent	(13.38%)	23.30%
Goodwill [member] | Electromechanical [member]
Disclosure Of Sensitivity Analysis [line items]
Effect of ten percent decrease in assumptions of gross margin on percentage of recoverable amount, percent	35.63%	(9.73%)
Effect of ten percent decrease in assumptions of discount rate on percentage of recoverable amount, percent	48.89%	29.36%
Effect of ten percent decrease in assumptions of terminal growth rate on percentage of recoverable amount, percent	42.36%	12.90%
Effect of ten percent increase in assumptions of gross margin on percentage of recoverable amount, percent	52.97%	38.89%
Effect of ten percent increase in assumptions of discount rate on percentage of recoverable amount, percent	39.92%	2.97%
Effect of ten percent increase in assumptions of terminal growth rate on percentage of recoverable amount, percent	46.32%	16.34%
Trademark [member] | Morelco S.A.S. [member]
Disclosure Of Sensitivity Analysis [line items]
Effect of ten percent decrease in assumptions of revenue growth rate on percentage of recoverable amount, percent	22.14%	75.00%
Effect of ten percent increase in assumptions of revenue growth rate on percentage of recoverable amount, percent	60.11%	116.27%
Effect of ten percent decrease in assumptions of discount rate on percentage of recoverable amount, percent	63.02%	126.00%
Effect of ten percent decrease in assumptions of terminal growth rate on percentage of recoverable amount, percent	37.49%	91.70%
Effect of ten percent increase in assumptions of discount rate on percentage of recoverable amount, percent	23.56%	72.33%
Effect of ten percent increase in assumptions of terminal growth rate on percentage of recoverable amount, percent	44.02%	99.82%
Trademark [member] | Vial y Vives-DSD [member]
Disclosure Of Sensitivity Analysis [line items]
Effect of ten percent decrease in assumptions of revenue growth rate on percentage of recoverable amount, percent	110.69%	27.40%
Effect of ten percent increase in assumptions of revenue growth rate on percentage of recoverable amount, percent	72.38%	55.71%
Effect of ten percent decrease in assumptions of discount rate on percentage of recoverable amount, percent	78.72%	29.54%
Effect of ten percent decrease in assumptions of terminal growth rate on percentage of recoverable amount, percent	88.07%	38.99%
Effect of ten percent increase in assumptions of discount rate on percentage of recoverable amount, percent	106.64%	55.99%
Effect of ten percent increase in assumptions of terminal growth rate on percentage of recoverable amount, percent	95.20%	44.26%